Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits
Schedule of employee welfare benefits expenses	The following table presents the Group’s employee welfare benefits expenses for the years ended December 31, 2017, 2018 and 2019:

	For the Year Ended December 31,
	2017	2018	2019
	RMB in thousands
Contributions to medical and pension schemes	91,302	158,113	215,553
Other employee benefits	14,595	23,958	24,180

Total	105,897	182,071	239,733